21. Employees benefits (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfEmployeeBenefitsLineItems [Line Items]
Fixed income	R$ 1,477,643	R$ 1,611,138
Equities	249,740	199,362
Structured investments	431,828	113,363
Other	9,225	7,517
Fair value of plan's assets	2,168,436	1,931,380	R$ 1,712,551
NTNBs
SummaryOfEmployeeBenefitsLineItems [Line Items]
Fixed income	1,225,738	1,064,935
NTNCs
SummaryOfEmployeeBenefitsLineItems [Line Items]
Fixed income	163,966	146,495
Government bonds in own portfolio
SummaryOfEmployeeBenefitsLineItems [Line Items]
Fixed income	1,389,704	1,211,430
Fixed income fund quotas
SummaryOfEmployeeBenefitsLineItems [Line Items]
Fixed income	87,939	260,352
Private credit investment fund quotas
SummaryOfEmployeeBenefitsLineItems [Line Items]
Fixed income	0	135,454
Debentures
SummaryOfEmployeeBenefitsLineItems [Line Items]
Fixed income	0	3,902
Stocks investment fund quotas
SummaryOfEmployeeBenefitsLineItems [Line Items]
Equities	249,740	195,459
Shares
SummaryOfEmployeeBenefitsLineItems [Line Items]
Equities	0	3,903
Equity investment fund quotas
SummaryOfEmployeeBenefitsLineItems [Line Items]
Structured investments	121,043	86,193
Real estate investment fund quotas
SummaryOfEmployeeBenefitsLineItems [Line Items]
Structured investments	0	27,170
Multimarket investment fund quotas
SummaryOfEmployeeBenefitsLineItems [Line Items]
Structured investments	R$ 310,875	R$ 0